Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	September 30, 2025	December 31, 2024	Lives (Years)

Equipment	$205,354	$128,830	5
Accumulated depreciation	(112,503)	(94,727)
Total property and equipment - net	$92,851	$34,103

Depreciation Expense

Three Months Ended		Nine Months Ended
September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
$8,476	$5,280	$17,776	$17,313

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	December 31, 2024	December 31, 2023	Lives (Years)

Equipment	$128,830	$128,830	5
Accumulated depreciation	(94,727)	(72,672)
Total property and equipment - net	$34,103	$56,158

Depreciation expense for the years ended December 31, 2024 and 2023 was $22,055 and $25,766, respectively.